Organization and Business Operation	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Organization and Business Operation [Abstract]
ORGANIZATION AND BUSINESS OPERATION
NOTE 1 – ORGANIZATION AND BUSINESS OPERATION
Denali Capital Acquisition Corp. (the “Company”) is a newly organized blank check company incorporated in the Cayman Islands on January 5, 2022. The Company was formed for the purpose of effecting a merger, share exchange, asset acquisition, share purchase, reorganization, or similar business combination with one or more businesses (a “Business Combination”).
As of June 30, 2024, the Company had not commenced any operations. All activity for the period from January 5, 2022 (inception) through June 30, 2024, relates to the Company’s organizational activities, those necessary to prepare for and complete the initial public offering (“IPO”), identifying a target company for a business combination, and activities in connection with an initial business combination, including with respect to our proposed business combination with Semnur Pharmaceuticals, Inc (“Semnur”). The Company does not expect to generate any operating revenues until after the completion of an initial Business Combination. The Company is generating non-operating
income in the form of income from the investment of proceeds derived from the IPO. The Company has selected December 31 as its fiscal year end.
The Company’s sponsor is Denali Capital Global Investments LLC, a Cayman Islands limited liability company (the “Sponsor”).
Financing
The registration statement for the Company’s IPO became effective on April 6, 2022. On April 11, 2022, the Company consummated the IPO of 8,250,000 units (including over-allotment of 750,000 units) (“Public Units”). Each Public Unit consists of one Class A ordinary share, $0.0001 par value per share (such shares included in the Public Units, the “Public Shares”), and one redeemable warrant (the “Public Warrants”), each whole Public Warrant entitling the holder thereof to purchase one Public Share at an exercise price of $11.50 per share. The Public Units were sold at a price of $10.00 per Public Unit, generating gross proceeds of $82,500,000, which is described in Note 3. Simultaneously with the closing of the IPO, the Company consummated the sale of 510,000 units (including over-allotment of 30,000 units) (the “Private Placement Units”) to the Sponsor at a price of $10.00 per Private Placement Unit in a private placement generating gross proceeds of $5,100,000, which is described in Note 4. Transaction costs amounted to $5,105,315, consisting of $1,650,000 of underwriting fees, $2,887,500 of deferred underwriters’ fees and $567,815 of other offering costs, and were all initially charged to shareholders’ equity.
Trust Account
Following the consummation of the IPO on April 11, 2022, a total of $84,150,000 of the net proceeds from the IPO and the sale of the Private Placement Units was deposited in a trust account (the “Trust Account”). The net proceeds were invested in U.S. government securities, within the meaning set forth in Section 2(a)(16) of the Investment Company Act of 1940, as amended (the “Investment Company Act”), with a maturity of 185 days or less, or in any open-ended investment company that holds itself out as a money market fund and meeting certain conditions under Rule
2a-7
of the Investment Company Act, as determined by the Company. Further, on April 12, 2023, the Company issued a press release announcing that it deposited $825,000 into the Trust Account, 50% of this amount being a loan from the Sponsor in the form of a convertible promissory note and other 50% amount was transferred directly from the remaining cash on hand balance at that time, in order to extend the period of time it has to consummate a business combination by an additional three months, from then current deadline of April 11, 2023 to July 11, 2023. On July 13, 2023, the Company issued a press release announcing that an aggregate of $825,000 has been deposited into the Company’s Trust Account in order to extend the period of time it has to consummate a business combination by an additional three months, from the then current deadline of July 11, 2023 to October 11, 2023. Furthermore, subsequently, on October 11, 2023, the Company issued another press release announcing that the Company’s shareholders extended the date by which the Company must consummate an initial business combination from October 11, 2023 to July 11, 2024 by electing to extend the date to consummate an initial business combination on a monthly basis for up to nine times by an additional one month each time (the “Extension”). The Sponsor (or its affiliates or permitted designees) will deposit into the Trust Account for each such one-month
extension the lesser of (a) an aggregate of $50,000 or (b) $0.03 per public share that remains outstanding and is not redeemed prior to any such one-month
extension, unless the closing of the Company’s initial business combination has occurred, and hence, an aggregate of $150,000 has been deposited into the Company’s Trust Account through December 31, 2023 in order to extend the period of time it has to consummate a business combination by an additional three months, from the then current deadline of October 11, 2023 to January 11, 2024. Until June 2024, there has been further deposit of an aggregate of $300,000 into the Trust Account for extension from January 11, 2024 to July 11, 2024. However, on June 4, 2024, to mitigate the risk of being deemed to have been operating as an unregistered investment company under the Investment Company Act, the Company instructed Wilmington Trust, National Association, the trustee with respect to the Trust Account, to liquidate the U.S. government securities or money market funds held in the Trust Account and thereafter to hold all funds in the Trust Account in cash in an interest-bearing bank deposit account until the earlier of (i) the completion of a Business Combination or (ii) the distribution of the funds in the Trust Account to the Company’s shareholders, as described below. Interest on bank deposit accounts is variable and such accounts currently yield interest of approximately 4.5% per annum.
During the shareholder’s meeting held on October 11, 2023, shareholders holding 3,712,171 public shares (after giving effect to withdrawals of redemptions) exercised their right to redeem such shares for a pro rata portion of the funds in the Company’s Trust Account. As a result, approximately $40.5 million (approximately $10.92 per share) was removed from the Trust Account to pay such holders. Following redemptions and through December 31, 2023, the Company had 4,537,829 public shares outstanding. Further, on January 9, 2024, shareholders holding an additional 4,440,202 public shares (after giving effect to withdrawals of redemptions) exercised their right to redeem such shares for a pro rata portion of the funds in the Company’s Trust Account. The funds for the 4,440,202 public shares to be redeemed are currently held in the Trust Account pending the closing of the Business Combination. The Company continued to accept reversal of redemption requests until the closing of the Business Combination. After the Termination, the shares were released and became tradeable again until either the completion of another business combination, when the public shareholders must be provided with another opportunity to redeem, or upon reaching the deadline to consummate an initial business combination resulting in the required liquidation of the Company.
On July 10, 2024, the shareholders of the Company held an extraordinary general meeting of shareholders to consider and vote upon a proposal to amend, by way of special resolution, the amended and restated memorandum and articles of association of the Company to extend (the “extension”) the date by which the Company must: (i) consummate a merger, share exchange, asset acquisition, share purchase, reorganization or similar business combination involving the Company and one or more businesses or entities; (ii) cease its operations, except for the purpose of winding up, if it fails to complete such initial business combination; and (iii) redeem 100% of the Company’s Class A ordinary shares, par value $0.0001 per share (the “Class A ordinary shares”), included as part of the units sold in the Company’s IPO that was consummated on April 11, 2022 from July 11, 2024 to April 11, 2025, by electing to extend the date to consummate an initial business combination on a monthly basis for up to nine (9) times by an additional one month each time, unless the closing of the Company’s initial business combination has occurred, without the need for any further approval of the Company’s shareholders, provided that the Sponsor (or its affiliates or permitted designees) will deposit into the Trust Account for each such one-month
extension the lesser of (a) an aggregate of $20,000 or (b) $0.02 per public share that remains outstanding and is not redeemed prior to any such one-month
extension, unless the closing of the Company’s initial business combination has occurred, in exchange for a non-interest
bearing promissory note payable upon consummation of an initial business combination.
In connection with the extraordinary general meeting on July 10, 2024, shareholders holding 3,785,992 public shares exercised their right to redeem such shares for a pro rata portion of the funds in the Company’s Trust Account. As a result, approximately $43.4 million (approximately $11.47 per share) was removed from the Trust Account to pay such holders. Following redemptions, the Company had 751,837 public shares outstanding.

On August 9, 2024, the Company issued a convertible promissory note in the total principal amount of up to $180,000 to Scilex (the “Extension Scilex Convertible Promissory Note”). The Extension Scilex Convertible Promissory Note was issued with an initial principal balance of $15,037, with the remaining $164,963 drawable at the Company’s request and upon the consent of Scilex prior to the maturity of the Extension Scilex Convertible Promissory Note. The Extension Scilex Convertible Promissory Note matures upon the earlier of (i) the effective date of the consummation of the Company’s initial business combination and (ii) the date of the liquidation of the Company.
On August 9, 2024, Scilex deposited $15,037 drawn down from the Extension Scilex Convertible Promissory Note to the Trust Account to extend the time the Company has to consummate an initial business combination from August 11, 2024 to September 11, 2024.
The Company’s management has broad discretion with respect to the specific application of the net proceeds of the IPO and the sale of the Private Placement Units, although substantially all of the net proceeds are intended to be applied generally toward consummating a Business Combination. The stock exchange listing rules require that the Business Combination must be with one or more operating businesses or assets with a fair market value equal to at least 80% of the value of the assets held in the Trust Account (excluding any deferred underwriters’ fees and taxes payable on the interest income earned on the Trust Account). The Company will only complete a Business Combination if the post-Business Combination company owns or acquires 50% or more of the issued and outstanding voting securities of the target or otherwise acquires a controlling interest in the target business sufficient for it not to be required to register as an investment company under the Investment Company Act. There is no assurance that the Company will be able to successfully effect a Business Combination.
Business Combination
The Company will provide the holders of the outstanding Public Shares (the “Public Shareholders”) with the opportunity to redeem all or a portion of their Public Shares either (i) in connection with a shareholder meeting called to approve the Business Combination or (ii) by means of a tender offer in connection with the Business Combination. The decision as to whether the Company will seek shareholder approval of a Business Combination or conduct a tender offer will be made by the Company. The Public Shareholders will be entitled to redeem their Public Shares for a per-share
price, payable in cash, equal to the aggregate amount then on deposit in the Trust Account calculated as of two business days prior to the consummation of the initial Business Combination (initially anticipated to be $10.20 per Public Unit, plus any pro rata interest then in the Trust Account, net of taxes payable). The Public Shares subject to redemption were recorded at a redemption value and classified as temporary equity upon the completion of the IPO in accordance with the Financial Accounting Standards Board (the “FASB”) Accounting Standards Codification (“ASC”) Topic 480, “Distinguishing Liabilities from Equity” (“ASC 480”). The Company will not redeem Public Shares in an amount that would cause its net tangible assets to be less than $5,000,001 (so that it does not then become subject to the “penny stock” rules of the Securities and Exchange Commission (the “SEC”)) either prior to or upon consummation of an initial Business Combination. However, a greater net tangible asset or cash requirement may be contained in the agreement relating to the Business Combination. In shareholders’ meeting held on October 11, 2023, it was resolved to eliminate this limitation that the Company may not redeem Public Shares in an amount that would cause the Company’s net tangible assets to be less than $5,000,001 (the “Redemption Limitation Amendment”). If the Company is unable to complete the initial Business Combination within the Combination Period, including Extension (refer to Note 9), the Company will: (i) cease all operations except for the purpose of winding up, (ii) as promptly as reasonably possible but not more than ten business days thereafter, redeem the Public Shares, at a per-share
price, payable in cash, equal to the aggregate amount then on deposit in the Trust Account, including interest earned on the funds held in the Trust Account and not previously released to the Company to pay the Company’s franchise and income taxes, if any (less up to $100,000 of interest to pay dissolution expenses), divided by the number of then-issued and outstanding Public Shares, which redemption will completely extinguish Public Shareholders’ rights as shareholders (including the right to receive further liquidating distributions, if any), subject to applicable law, and (iii) as promptly as reasonably possible following such redemption, subject to the approval of the Company’s remaining shareholders and its board of directors, dissolve and liquidate, subject in each case to the Company’s obligations under Cayman Islands law to provide for claims of creditors and the requirements of other applicable law. There will be no redemption rights or liquidating distributions with respect to the Company’s warrants, which will expire worthless if the Company fails to complete the Business Combination within the Combination Period.
The founder shares are designated as Class B ordinary shares (the “founder shares”) and, except as described below, are identical to the Public Shares, and holders of founder shares have the same shareholder rights as Public Shareholders, except that (i) prior to the Company’s initial Business Combination, only holders of the founder shares have the right to vote on the appointment of directors, including in connection with the completion of the Company’s initial Business Combination, and holders of a majority of the founder shares may remove a member of the board of directors for any reason, (ii) the founder shares are subject to certain transfer restrictions, as described in more detail below, (iii) the Company’s initial shareholders have entered into an agreement with the Company, pursuant to which they have agreed to (A) waive their redemption rights with respect to their founder shares and Public Shares in connection with the completion of the Company’s initial Business Combination, (B) waive their redemption rights with respect to their founder shares and Public Shares in connection with a shareholder vote to approve an amendment to the Company’s amended and restated memorandum and articles of association that would affect the substance or timing of the Company’s obligation to provide for the redemption of the Company’s Public Shares in connection with an initial Business Combination or to redeem 100% of the Company’s Public Shares if the Company has not consummated an initial Business Combination by September 11, 2024, and (C) waive their rights to liquidating distributions from the Trust Account with respect to their founder shares if the Company fails to complete its initial Business Combination by September 11, 2024, although they will be entitled to liquidating distributions from the Trust Account with respect to any Public Shares they hold if the Company fails to complete its initial Business Combination within the prescribed time frame, (iv) the founder shares will automatically convert into Public Shares concurrently with or immediately following the consummation of the Company’s initial Business Combination, or earlier at the option of the holder thereof, and (v) the founder shares are entitled to registration rights. If the Company submits its initial Business Combination to its Public Shareholders for a vote, the Sponsor and each member of the Company’s management team have agreed to vote their Founder Shares and Public Shares in favor of the Company’s initial Business Combination. During an extraordinary general meeting held on October 11, 2023, a proposal was approved that Class A ordinary shares will be issued to holders of Class B ordinary shares upon the exercise of the right of a holder of the Company’s Class B ordinary shares, par value $0.0001 per share, to convert such holder’s Class B ordinary shares into Class A ordinary shares on a one-for-one
basis at any time and from time to time prior to the closing of an initial business combination at the election of the holder (the “Founder Share Amendment”). No such conversions have been made as of the date of this filing. Further, Class A ordinary shares do not possess redemption rights.
The Sponsor has agreed that it will be liable to the Company if and to the extent any claims by a third party (other than the Company’s registered public accounting firm) for services rendered or products sold to the Company, or by a prospective target business with which the Company has discussed entering into a transaction agreement, reduce the amount of funds in the Trust Account to below the lesser of (i) $10.20 per Public Share or (ii) the actual amount per Public Share held in the Trust Account as of the date of the liquidation of the Trust Account if less than $10.20 per Public Share due to reductions in the value of the trust assets, in each case net of the interest which may be withdrawn to pay taxes. This liability will not apply with respect to any claims by a third party or prospective target business who executed a waiver of any and all rights to seek access to the Trust Account, nor will it apply to any claims under the Company’s indemnity of the underwriters of the IPO against certain liabilities, including liabilities under the Securities Act of 1933, as amended, (the “Securities Act”). Moreover, in the event that an executed waiver is deemed to be unenforceable against a third party, the Company’s Sponsor will not be responsible to the extent of any liability for such third party claims.
On January 25, 2023, the Company entered into an Agreement and Plan of Merger (the “Merger Agreement”), by and among Longevity Biomedical, Inc., a Delaware corporation (“Longevity”), Denali SPAC Holdco, Inc., a

Delaware corporation and direct, wholly owned subsidiary of the Company (“Holdco”), Denali SPAC Merger Sub, Inc., a Delaware corporation and direct, wholly owned subsidiary of Holdco (“Denali Merger Sub”), Longevity Merger Sub, Inc., a Delaware corporation and direct, wholly owned subsidiary of Holdco (“Longevity Merger Sub”), and Bradford A. Zakes, solely in the capacity as seller representative (the “Seller Representative”).
Pursuant to the Merger Agreement, the parties thereto will enter into a business combination transaction (the “Longevity Business Combination” and, together with the other transactions contemplated by the Merger Agreement, the “Transactions”), pursuant to which, among other things, immediately following the consummation of the acquisitions by Longevity of each of Cerevast Medical, Inc., Aegeria Soft Tissue LLC, and Novokera LLC, (i) Denali Merger Sub will merge with and into the Company (the “Denali Merger”), with the Company as the surviving entity of the Denali Merger, and (ii) Longevity Merger Sub will merge with and into Longevity (the “Longevity Merger”), with Longevity as the surviving company of the Longevity Merger. Following the Denali Merger and Longevity Merger, each of Longevity and the Company will be a subsidiary of Holdco, and Holdco will become a publicly traded company. At the closing of the Transactions (the “Closing”), Holdco will change its name to Longevity Biomedical, Inc., and its common stock is expected to list on the Nasdaq Global Market under the ticker symbol “LBIO.”
On June 26, 2024, pursuant to Section 11.1(a) of the Merger Agreement, the parties entered into a termination agreement (the “Termination Agreement”) pursuant to which the Merger Agreement was terminated effective as of the date of the Termination Agreement (the “Termination”). Denali and its sponsor intend to seek alternative ways to consummate an initial business combination.
As a result of the Termination Agreement, the Merger Agreement will be of no further force and effect (other than certain customary limited provisions that survive the termination pursuant to the terms of the Merger Agreement) and ancillary agreements entered into in connection with the Merger Agreement including (a) the voting and support agreement, pursuant to which the sole stockholder Longevity has agreed to, among other things, (i) vote in favor of the Merger Agreement and the transactions contemplated thereby and (ii) be bound by certain other covenants and agreements related to the Transactions and (b) the voting and support agreement, by an among the Company, Longevity, and the Sponsor, pursuant to which the Sponsor agreed (i) to vote in favor of the proposed transactions contemplated by the Merger Agreement, (ii) to appear at the extraordinary meeting for purposes of constituting a quorum, (iii) to vote against any proposals that would materially impede the proposed transactions contemplated by the Merger Agreement, (iv) to not redeem any Class A ordinary shares held by it that may be redeemed and (v) to waive any adjustment to the conversion ratio set forth in the Company’s amended and restated memorandum and articles of association with respect to the Class B ordinary shares held by the Sponsor, will also automatically terminate in accordance with their respective terms. As a result of the termination of the Merger Agreement, on August 9, 2024, Holdco filed a Form RW to withdraw its registration statement on Form
S-4,
as amended, initially filed with the SEC on March 29, 2023.
On July 10, 2024, the shareholders of the Company held an extraordinary general meeting of shareholders to consider and vote upon a proposal to amend, by way of special resolution, the amended and restated memorandum and articles of association of the Company to extend the date by which the Company must: (i) consummate a merger, share exchange, asset acquisition, share purchase, reorganization or similar business combination involving the Company and one or more businesses or entities; (ii) cease its operations, except for the purpose of winding up, if it fails to complete such initial business combination; and (iii) redeem 100% of the Company’s Class A ordinary shares included as part of the units sold in the Company’s IPO that was consummated on April 11, 2022 from July 11, 2024 to April 11, 2025, by electing to extend the date to consummate an initial business combination on a monthly basis for up to nine (9) times by an additional one month each time, unless the closing of the Company’s initial business combination has occurred, without the need for any further approval of the Company’s shareholders, provided that the Sponsor (or its affiliates or permitted designees) will deposit into the Trust Account for each such one-month
extension the lesser of (a) an aggregate of $
20,000
or (b) $
0.02
per public share that remains outstanding and is not redeemed prior to any such one-month
extension, unless the closing of the Company’s initial business combination has occurred, in exchange for a non-interest
bearing promissory note payable upon consummation of an initial business combination.

Liquidity, Capital Resources and Going Concern Consideration
The Company’s liquidity needs prior to the consummation of the IPO had been satisfied through a payment from the Sponsor of $25,000 (see Note 5) for the founder shares and the loan under an unsecured promissory note (the “Promissory Note”) from the Sponsor of up to $400,000 (see Note 5) which was fully repaid on April 12, 2022. Subsequent to the consummation of the IPO and sale of the Private Placement Units on April 11, 2022, a total of $84,150,000 was placed in the Trust Account, and the Company had $1,515,795 of cash held outside of the Trust Account, after payment of costs related to the IPO, and available for working capital purposes. In connection with the IPO, the Company incurred $5,105,315 in transaction costs, consisting of $1,650,000 of underwriting fees, $2,887,500 of deferred underwriting fees and $567,815 of other offering costs.
As of June 30, 2024, all of the assets of $52,072,006 held in the Trust Account have been held solely in cash in an interest-bearing demand deposit account at a bank. The Company intends to use substantially all of the funds held in the Trust Account, including any amounts representing interest earned on the Trust Account (less income taxes payable), to complete the Business Combination. To the extent that the Company’s share capital or debt is used, in whole or in part, as consideration to complete a Business Combination, the remaining proceeds held in the Trust Account will be used as working capital to finance the operations of the target business or businesses, make other acquisitions and pursue the Company’s growth strategies.
As of June 30, 2024, the Company had cash of $1,500 outside of the Trust Account. If the Company does not complete the business combination, it intends to use the funds held outside the Trust Account primarily to identify and evaluate target businesses, perform business due diligence on prospective target businesses, travel to and from the offices, plants or similar locations of prospective target businesses or their representatives or owners, review corporate documents and material agreements of prospective target businesses, and structure, negotiate and complete a Business Combination.
As of June 30, 2024, the Company had a working deficit of $6,275,340. In order to fund working capital deficiencies or finance transaction costs in connection with a Business Combination, the Sponsor or an affiliate of the Sponsor or certain of the Company’s officers and directors may, but are not obligated to, loan the Company funds as may be required (the “Working Capital Loans”). If the Company completes the initial Business Combination, it would repay such loaned amounts without interest, or, at the lender’s discretion, up to $1.5 million of such Working Capital Loans may be convertible into units of the post Business Combination entity at a price of $10.00 per unit. The units would be identical to the Private Placement Units. In the event that the initial Business Combination does not close, the Company may use a portion of the working capital held outside of the Trust Account to repay such loaned amounts, but no proceeds from the Trust Account would be used for such repayment. On April 11, 2023, the Company issued the Convertible Promissory Note in the total principal amount of up to $825,000 to the Sponsor. The Convertible Promissory Note bears an interest accruing on the unpaid and outstanding total principal amount at the lowest short-term Applicable Federal Rate as in effect on the date thereof and is payable in arrears on the maturity date. Interest will be calculated on the basis of a
365-day
year and the actual number of days elapsed, to the extent permitted by applicable law. The Convertible Promissory Note was issued with an initial principal balance of $412,500. The Sponsor has further lent loans in the aggregate amount of $430,000 on July 18, 2023, October 12, 2023 and December 29, 2023. The Sponsor further lent an aggregate of $285,700 to the Company against the Convertible Promissory Note during the six months ended June 30, 2024. As of June 30, 2024, there was an amount of $1,143,237 outstanding under

Working Capital Loans in the form of the Convertible Promissory Note issued to Sponsor. Further, an amount of $42,638 with interest at 4.86% on the amount borrowed from the Sponsor was recognized as accrued interest expense – related party as of June 30, 2024. On April 2, 2024 the Company and Sponsor agree that, in addition to the Initial Principal Amount, the Company may request an additional aggregate amount of up to $186,800, which may be drawn down in one or more tranches at any time prior to the Maturity Date (each a “Drawdown Request”) raising the total limit up to $1,200,000. As of June 30, 2024, the Company has drawn down a total of $287,500 of the additional aggregate amount available.
On July 11, 2023, the Company issued a FutureTech Convertible Promissory Note in the total principal amount of $825,000 to FutureTech Capital LLC (“FutureTech”) and 100% of such amount has been utilized to fund the required payment in order to extend the period of time to consummate a business combination. On October 11, 2023, the Company issued another convertible promissory note in the total principal amount of up to $450,000 to FutureTech. The Convertible Promissory Note was issued with an initial principal balance of $50,000, with the remaining $400,000 drawable at the Company’s request and upon the consent of FutureTech prior to the maturity of the Convertible Promissory Note. Consequently, $400,000 of such amount has been utilized to fund the required payment in order to extend the period of time to consummate a business combination from October 11, 2023 to July 11, 2024. As of June 30, 2024, there was an amount of $1,275,000 outstanding in the form of the Convertible Promissory Note issued to FutureTech. Further, the amount of $38,624 with interest at 4.80% on amount borrowed from Futuretech for the Extension was recognized as accrued interest expense – others as of June 30, 2024.
Based on the foregoing, management believes that the Company will not have sufficient working capital and borrowing capacity to meet its needs through the consummation of the initial Business Combination. If the Company is unable to raise additional capital, it may be required to take additional measures to conserve liquidity, which could include, but not necessarily be limited to, curtailing operations, suspending the pursuit of a potential transaction, and reducing overhead expenses. The Company cannot provide any assurance that new financing will be available to it on commercially acceptable terms, if at all.
In accordance with ASC Subtopic
205-40,
“Presentation of Financial Statements – Going Concern”, the Company has evaluated that there are certain conditions and events, considered in the aggregate, that raise substantial doubt about the Company’s ability to continue as a going concern through April 11, 2025 (refer to Note 9), the date that the Company will be required to cease all operations, except for the purpose of winding up, if a Business Combination is not consummated. These consolidated financial statements do not include any adjustments relating to the recovery of the recorded assets or the classification of the liabilities that might be necessary should the Company be unable to continue as a going concern.
Risks and Uncertainties
In February 2022, the Russian Federation and Belarus commenced a military action with the country of Ukraine. As a result of this action, various nations, including the United States, have instituted economic sanctions against the Russian Federation and Belarus. Further, the impact of this action, related sanctions on the world economy and the ongoing hostilities in the Middle East are not determinable as of the date of these unaudited condensed consolidated financial statements. The specific impact on the Company’s financial condition, results of operations, and cash flow is also not determinable as of the date of these unaudited condensed consolidated financial statements.
On February 22, 2024, the Company received a letter (the “Letter”) from the staff at Nasdaq notifying the Company that, for the 30 consecutive business days prior to the date of the Letter, the Company’s Minimum Value of Listed Securities (“MVLS”) was below the minimum of $50 million required for continued listing on The Nasdaq Global Market pursuant to Nasdaq Listing Rule 5450(b)(2)(A). The staff at Nasdaq also noted in the Letter that the Company is not in compliance with Nasdaq Listing Rule 5450(b)(3)(A), which requires listed companies to have total assets and total revenue of at least $50,000,000 each for the most recently completed fiscal year or for two of the three most recently completed fiscal years. The Letter is only a notification of deficiency, not of imminent delisting, and has no current effect on the listing or trading of the Company’s securities on Nasdaq. In accordance with Nasdaq Listing Rule
5810
(c)
(3)
(C), the Company has
180
calendar days, or until August
20
,
2024
, to regain compliance. The Letter notes that to regain compliance, the Company’s

MVLS must close at or above $
50
million for a minimum of ten consecutive business days during the compliance period. The Letter further notes that if the Company is unable to satisfy the MVLS requirement prior to such date, the Company may be eligible to transfer the listing of its securities to The Nasdaq Capital Market (provided that the Company then satisfies the requirements for continued listing on that market). If the Company does not regain compliance by August
20
,
2024
, Nasdaq staff will provide written notice to the Company that its securities are subject to delisting. At that time, the Company may appeal any such delisting determination to a hearings panel. The Company intends to actively monitor the Company’s MVLS between now and August
20
,
2024
, and may, if appropriate, evaluate available options to resolve the deficiency and regain compliance with the MVLS requirement. While the Company is exercising diligent efforts to maintain the listing of its securities on Nasdaq, there can be no assurance that the Company will be able to regain or maintain compliance with Nasdaq listing standards.
On July 26, 2024, Denali, received a letter from the staff at Nasdaq informing Denali that it had regained compliance with Nasdaq Listing Rule 5450(b)(2)(A) and that Nasdaq is in compliance with the Nasdaq Global Market’s requirements. The Denali Units continue to trade on Nasdaq under the symbol “DECAU”, the Class A Ordinary Shares continue to trade on Nasdaq under the symbol “DECA” and Denali public warrants continue to trade on Nasdaq under the symbol “DECAW.”

NOTE 1 - ORGANIZATION AND BUSINESS OPERATION
Denali Capital Acquisition Corp. (the “Company”) is a blank check company incorporated in the Cayman Islands on January 5, 2022. The Company was formed for the purpose of effecting a merger, share exchange, asset acquisition, share purchase, reorganization, or similar business combination with one or more businesses (a “Business Combination”).
As of December 31, 2023, the Company had not commenced any operations. All activity for the period from January 5, 2022 (inception) through December 31, 2023, relates to the Company’s organizational activities, those necessary to prepare for and complete the initial public offering (“IPO”), identifying a target company for a business combination, and activities in connection with initial business combination, including the business combination with Longevity Biomedical, Inc. (“Longevity”) (the “Longevity Business Combination”). The Company does not expect to generate any operating revenues until after the completion of an initial Business Combination. The Company is generating non-operating
income in the form of income from the investment of proceeds derived from the IPO. The Company has selected December 31 as its fiscal year end.
The Company’s sponsor is Denali Capital Global Investments LLC, a Cayman Islands limited liability company (the “Sponsor”).
Financing
The registration statement for the Company’s IPO became effective on April 6, 2022. On April 11, 2022, the Company consummated the IPO of 8,250,000 units (including over-allotment of 750,000 units) (“Public Units”). Each Public Unit consists of one Class A ordinary share, $0.0001 par value per share (such shares included in the Public Units, the “Public Shares”), and one redeemable warrant (the “Public Warrants”), each whole Public Warrant entitling the holder thereof to purchase one Public Share at an exercise price of $11.50 per share. The Public Units were sold at a price of $10.00 per Public Unit, generating gross proceeds of $82,500,000, which is described in Note 3. Simultaneously with the closing of the IPO, the Company consummated the sale of 510,000 units (including over-allotment of 30,000 units) (the “Private Placement Units”) to the Sponsor at a price of $10.00 per Private Placement Unit in a private placement generating gross proceeds of $5,100,000, which is described in Note 4. Transaction costs amounted to $5,105,315, consisting of $1,650,000 of underwriting fees, $2,887,500 of deferred underwriters’ fees and $567,815 of other offering costs, and were all initially charged to shareholders’ equity.
Trust Account
Following the consummation of the IPO on April 11, 2022, a total of $84,150,000 of the net proceeds from the IPO and the sale of the Private Placement Units was deposited in a trust account (the “Trust Account”). The net proceeds were invested in U.S. government securities, within the meaning set forth in Section 2(a)(16) of the Investment Company Act of 1940, as amended (the “Investment Company Act”), with a maturity of 185 days or less, or in any open-ended investment company that holds itself out as a money market fund and meeting certain conditions under Rule
2a-7
of the Investment Company Act, as determined by the Company, until the earlier of (i) the completion of a Business Combination or (ii) the distribution of the funds in the Trust Account to the Company’s shareholders, as described below. Further, on April 12, 2023, the Company issued a press release announcing that it deposited $825,000 into the Trust Account, 50% of this amount being a loan from the Sponsor in the form of a convertible promissory note and other 50% amount was transferred directly from the remaining cash on hand balance at that time, in order to extend the period of time it has to consummate a business combination by an additional three months, from the then current deadline of April 11, 2023 to July 11, 2023. On

July 13, 2023, the Company issued a press release announcing that an aggregate of $825,000 has been deposited into the Company’s Trust Account in order to extend the period of time it has to consummate a business combination by an additional three months, from the then current deadline of July 11, 2023 to October 11, 2023. Furthermore, subsequently, on October 11, 2023, the Company issued another press release announcing that the Company’s shareholders extended the date by which the Company must consummate an initial business combination from October 11, 2023 to July 11, 2024 by electing to extend the date to consummate an initial business combination on a monthly basis for up to nine times by an additional one month each time (the “Extension”). The Sponsor (or its affiliates or permitted designees) will deposit into the Trust Account for each such one-month
extension the lesser of (a) an aggregate of $50,000 or (b) $0.03 per public share that remains outstanding and is not redeemed prior to any such one-month
extension, unless the closing of the Company’s initial business combination has occurred, and hence, an aggregate of $150,000 has been deposited into the Company’s Trust Account through December 31, 2023 in order to extend the period of time it has to consummate a business combination by an additional three months, from the then current deadline of October 11, 2023 to January 11, 2024. Until March 2024, there has been further deposit of an aggregate of $150,000 into the Trust Account for extension from January 11, 2024 to April 11, 2024. During the shareholder’s meeting held on October 11, 2023, shareholders holding 3,712,171 public shares (after giving effect to withdrawals of redemptions) exercised their right to redeem such shares for a pro rata portion of the funds in the Company’s Trust Account. As a result, approximately $40.5 million (approximately $10.92 per share) was removed from the Trust Account to pay such holders. Following redemptions and through December 31, 2023, the Company had 4,537,829 public shares outstanding. Further, on January 9, 2024, shareholders holding an additional 4,440,202 public shares (after giving effect to withdrawals of redemptions) exercised their right to redeem such shares for a pro rata portion of the funds in the Company’s Trust Account. The funds for the 4,440,202 public shares to be redeemed are currently held in the Trust Account pending the closing of the Business Combination. The Company may continue to accept reversal of redemption requests until closing of the Business Combination
The Company’s management has broad discretion with respect to the specific
application of the net proceeds of the IPO and the sale of the Private Placement Units, although substantially all of the net proceeds are intended to be applied generally toward consummating a Business Combination. The stock exchange listing rules require that the Business Combination must be with one or more operating businesses or assets with a fair market value equal to at least 80% of the value of the assets held in the Trust Account (excluding any deferred underwriters’ fees and taxes payable on the interest income earned on the Trust Account). The Company will only complete a Business Combination if the post-Business Combination company owns or acquires 50% or more of the issued and outstanding voting securities of the target or otherwise acquires a controlling interest in the target business sufficient for it not to be required to register as an investment company under the Investment Company Act. There is no assurance that the Company will be able to successfully effect a Business Combination.
Business Combination
The Company will provide the holders of the outstanding Public Shares (the “Public Shareholders”) with the opportunity to redeem all or a portion of their Public Shares either (i) in connection with a shareholder meeting called to approve the Business Combination or (ii) by means of a tender offer in connection with the Business Combination. The decision as to whether the Company will seek shareholder approval of a Business Combination or conduct a tender offer will be made by the Company. The Public Shareholders will be entitled to redeem their Public Shares for a per-share
price, payable in cash, equal to the aggregate amount then on deposit in the Trust Account calculated as of two business days prior to the consummation of the initial Business Combination (initially anticipated to be $10.20 per Public Unit, plus any pro rata interest then in the Trust Account, net of taxes payable). The Public Shares subject to redemption were recorded at a redemption value and classified as temporary equity upon the completion of the IPO in accordance with the Financial Accounting Standards Board (the “FASB”) Accounting Standards Codification (“ASC”) Topic 480, “Distinguishing Liabilities from Equity” (“ASC 480”). The Company will not redeem Public Shares in an amount that would cause its net tangible assets to be less than $5,000,001 (so that it does not then become subject to the “penny stock” rules of the Securities and Exchange Commission (the “SEC”)) either prior to or upon consummation of an initial Business Combination. However, a greater net tangible asset or cash requirement may be contained in the agreement relating to the Business Combination. In shareholders’ meeting held on October 11, 2023, it was resolved to eliminate this limitation that the Company may not redeem Public Shares in an amount that would cause the Company’s net tangible assets to be less than $5,000,001 (the “Redemption Limitation Amendment”). If the Company is unable to complete the initial Business Combination within the Combination Period, including Extension (refer to Note 9), the Company will: (i) cease all operations except for the purpose of winding up, (ii) as promptly as reasonably possible but not more than ten business days thereafter, redeem the Public Shares, at a per-share
price, payable in cash, equal to the aggregate amount then on deposit in the Trust Account, including interest earned on the funds held in the Trust Account and not previously released to the Company to pay the Company’s franchise and income taxes, if any (less up to $100,000 of interest to pay dissolution expenses), divided by the number of then-issued and outstanding Public Shares, which redemption will completely extinguish Public Shareholders’ rights as shareholders (including the right to receive further liquidating distributions, if any), subject to applicable law, and (iii) as promptly as reasonably possible following such redemption, subject to the approval of the Company’s remaining shareholders and its board of directors, dissolve and liquidate, subject in each case to the Company’s obligations under Cayman Islands law to provide for claims of creditors and the requirements of other applicable law. There will be no redemption rights or liquidating distributions with respect to the Company’s warrants, which will expire worthless if the Company fails to complete the Business Combination within the Combination Period.
The founder shares are designated as Class B ordinary shares (the “founder shares”) and, except as described below, are identical to the Public Shares, and holders of founder shares have the same shareholder rights as Public Shareholders, except that (i) prior to the Company’s initial Business Combination, only holders of the founder shares have the right to vote on the appointment of directors, including in connection with the completion of the Company’s initial Business Combination, and holders of a majority of the founder shares may remove a member of the board of directors for any reason, (ii) the founder shares are subject to certain transfer restrictions, as described in more detail below, (iii) the Company’s initial shareholders have entered into an agreement with the Company, pursuant to which they have agreed to (A) waive their redemption rights with respect to their founder shares and Public Shares in connection with the completion of the Company’s initial Business Combination, (B) waive their redemption rights with respect to their founder shares and Public Shares in connection with a shareholder vote to approve an amendment to the Company’s amended and restated memorandum and articles of association that would affect the substance or timing of the Company’s obligation to provide for the redemption of the Company’s Public Shares in connection with an initial Business Combination or to redeem 100% of the Company’s Public Shares if the Company has not consummated an initial Business Combination by July 11, 2024, and (C) waive their rights to liquidating distributions from the Trust Account with respect to their founder shares if the Company fails to complete its initial Business Combination by July 11, 2024, although they will be entitled to liquidating distributions from the Trust Account with respect to any Public Shares they hold if the Company fails to complete its initial Business Combination within the prescribed time frame, (iv) the founder shares will automatically convert into Public Shares concurrently with or immediately following the consummation of the Company’s initial Business Combination, or earlier at the option of the holder thereof, and (v) the founder shares are entitled to registration rights. If the Company submits its initial Business Combination to its Public Shareholders for a vote, the Sponsor and each member of the Company’s management team have agreed to vote their Founder Shares and Public Shares in favor of the Company’s initial Business Combination. During an extraordinary general meeting held on October 11, 2023, a proposal was approved that Class A ordinary shares will be issued to holders of Class B ordinary shares upon the exercise of the right of a holder of the Company’s Class B ordinary shares, par value $0.0001 per share, to convert such holder’s Class B ordinary shares into Class A ordinary shares on a one-for-one
basis at any time and from time to time prior to the closing of an initial business combination at the election of the holder (the “Founder Share Amendment”). No such conversions have been made as of the date of this filing. Further, such Class A ordinary shares do not possess redemption rights.
The Sponsor has agreed that it will be liable to the Company if and to the extent any claims by a third party (other than the Company’s registered public accounting firm) for services rendered or products sold to the

Company, or by a prospective target business with which the
Company
has discussed entering into a transaction agreement, reduce the amount of funds in the Trust Account to below the lesser of (i) $10.20 per Public Share or (ii) the actual amount per Public Share held in the Trust Account as of the date of the liquidation of the Trust Account if less than $10.20 per Public Share due to reductions in the value of the trust assets, in each case net of the interest which may be withdrawn to pay taxes. This liability will not apply with respect to any claims by a third party or prospective target business who executed a waiver of any and all rights to seek access to the Trust Account, nor will it apply to any claims under the Company’s indemnity of the underwriters of the IPO against certain liabilities, including liabilities under the Securities Act of 1933, as amended, (the “Securities Act”). Moreover, in the event that an executed waiver is deemed to be unenforceable against a third party, the Company’s Sponsor will not be responsible to the extent of any liability for such third party claims.
On January 25, 2023, the Company entered into an Agreement and Plan of Merger (the “Merger Agreement”), by and among Longevity Biomedical, Inc., a Delaware corporation (“Longevity”), Denali SPAC Holdco, Inc., a Delaware corporation and direct, wholly owned subsidiary of the Company (“Holdco”), Denali SPAC Merger Sub, Inc., a Delaware corporation and direct, wholly owned subsidiary of Holdco (“Denali Merger Sub”), Longevity Merger Sub, Inc., a Delaware corporation and direct, wholly owned subsidiary of Holdco (“Longevity Merger Sub”), and Bradford A. Zakes, solely in the capacity as seller representative (the “Seller Representative”).
Pursuant to the Merger Agreement, the parties thereto will enter into a business combination transaction (the “Longevity Business Combination” and, together with the other transactions contemplated by the Merger Agreement, the “Transactions”), pursuant to which, among other things, immediately following the consummation of the acquisitions by Longevity of each of Cerevast Medical, Inc., Aegeria Soft Tissue LLC, and Novokera LLC, (i) Denali Merger Sub will merge with and into the Company (the “Denali Merger”), with the Company as the surviving entity of the Denali Merger, and (ii) Longevity Merger Sub will merge with and into Longevity (the “Longevity Merger”), with Longevity as the surviving company of the Longevity Merger. Following the Mergers, each of Longevity and the Company will be a subsidiary of Holdco, and Holdco will become a publicly traded company. At the closing of the Transactions (the “Closing”), Holdco will change its name to Longevity Biomedical, Inc., and its common stock is expected to list on the Nasdaq Global Market under the ticker symbol “LBIO.”
The consummation of the proposed Longevity Business Combination is subject to certain conditions as further described in the Merger Agreement.
Although there is no assurance that the Company will be able to successfully effect a Business Combination, the Business Combination is expected to be consummated after the required approval by the shareholders of the Company which was obtained subsequent to the year-end
(refer to Note 9) and the satisfaction of certain other conditions.
In connection with the execution of the Merger Agreement, the sole stockholder of Longevity (the “Voting Stockholder”) has entered into a Voting and Support Agreement (the “Longevity Support Agreement”), pursuant to which the Voting Stockholder has agreed to, among other things, (i) vote in favor of the Merger Agreement and the transactions contemplated thereby and (ii) be bound by certain other covenants and agreements related to the Transactions. The Voting Stockholder holds sufficient shares of Longevity to cause the approval of the Transactions on behalf of Longevity.
In connection with the execution of the Merger Agreement, the Company, Longevity and the Sponsor have entered into a Voting and Support Agreement (the “Sponsor Support Agreement”). The Sponsor Support Agreement provides that the Sponsor agrees (i) to vote in favor of the proposed transactions contemplated by the Merger Agreement, (ii) to appear at the purchaser special meeting for purposes of constituting a quorum, (iii) to vote against any proposals that would materially impede the proposed transactions contemplated
by the Merger Agreement, (iv) to not redeem any of the Company’s ordinary shares held by it that may be redeemed, and (v) to waive any adjustment to the conversion ratio set forth in the Company’s amended and restated memorandum and articles of association with respect to the Class B ordinary shares of the Company held by the Sponsor, in each case, on the terms and subject to the conditions set forth in the Sponsor Support Agreement.
In support of the Transactions, the Sponsor and FutureTech Capital LLC, a Delaware limited liability company and an entity controlled by Yuquan Wang, the Chairman of the Board of Longevity (“FutureTech”), entered into a Sponsor Membership Interest Purchase Agreement dated November 8, 2022 (the “MIPA”). FutureTech currently holds notes payable from Longevity that are convertible into shares of Longevity common stock, and is also an affiliate of a significant group of stockholders of Cerevast Medical, Inc. Pursuant to the MIPA, FutureTech agreed to purchase 625,000 Class B units of membership interests in the Sponsor (“Sponsor Membership Units”) for a total purchase price of $5 million, $2 million of which had been paid in exchange for 250,000 Sponsor Membership Units as of the date of the Merger Agreement. Pursuant to the MIPA, FutureTech has agreed to pay the $3 million balance of the purchase price for the remaining 375,000 Sponsor Membership Units no later than two business days prior to the closing of the Longevity Business Combination. Each Sponsor Membership Unit entitles FutureTech to receive one Class B ordinary share held by the Sponsor, each of which will convert into one share of Holdco common stock at the closing of the Longevity Business Combination. FutureTech also agreed pursuant to the MIPA to pay any extension fees required to extend the time to close the Longevity Business Combination and to reimburse the Sponsor’s incurred expenses related to the Longevity Business Combination if the Longevity Business Combination does not close.
On January 26, 2023, the Company filed a Form
8-K/A
with the SEC to report the Merger Agreement and other legal agreements relating to the Longevity Business Combination.
On March 29, 2023, Holdco filed a Form
S-4
with the SEC to register shares of its common stock that will be issued in connection with the business combination contemplated by the Merger Agreement, as amended by Amendments Nos. 1, 2, 3, 4,5 and 6 thereto, filed with the SEC on May 31, 2023, July 13, 2023, September 1, 2023, October 20, 2023, November 21, 2023 and December 6, 2023 respectively.
On April 11, 2023, the parties to the Merger Agreement and the Sponsor entered into an Amendment to and Consent under the Merger Agreement (the “Amendment”). The Amendment provides for the consent from the Company and the Seller Representative to the execution and issuance of the Convertible Promissory Note (as defined below) by the Company and amends the Merger Agreement to provide that the repayment of such Convertible Promissory Note by the Company at the closing of the business combination will not be given effect when calculating the Minimum Cash Amount (as defined in the Merger Agreement) for purposes of the minimum cash closing condition.
On April 11, 2023, the Company issued a convertible promissory note (the “Convertible Promissory Note”) in the total principal amount of up to $825,000 to the Sponsor. The Convertible Promissory Note was issued with an initial principal balance of $412,500, with the remaining $412,500 drawable at the Company’s request prior to the maturity of the Convertible Promissory Note. The Convertible Promissory Note bears an interest equivalent to the lowest short-term Applicable Federal Rate and matures upon the earlier of (i) the closing of the Company’s initial business combination and (ii) the date of the liquidation of the Company. At the option of the Sponsor, upon consummation of a business combination, the Convertible Promissory Note may be converted in whole or in part into additional Class A ordinary shares of the Company, at a conversion price of $10 per ordinary share (the “Conversion Shares”). The terms of the Conversion Shares will be identical to those of the private placement shares issuable upon conversion of the Private Placement Units that were issued to the Sponsor in connection with the IPO (the “Private Placement Shares”). In the event that we do not consummate a business combination, the Convertible Promissory Note will be repaid only from funds held outside of the Trust Account or will be forfeited, eliminated or otherwise forgiven.
On April 12, 2023, the Company issued a press release announcing that it deposited $825,000 into the Trust Account, 50% of this amount being a loan from the Sponsor in the form of a convertible promissory note and other 50% amount was transferred directly from the remaining cash on hand balance at that time, in order to extend the period of time it has to consummate a business combination by an additional three months, from the then current deadline of April 11, 2023 to July 11, 2023.
On July 11, 2023, the Company issued a convertible promissory note (the “FutureTech Convertible Promissory Note”) in the total principal amount of $825,000 to FutureTech. The FutureTech Convertible Promissory Note bears an interest equivalent to the lowest short-term Applicable Federal Rate and matures upon the earlier of (i) the closing of the Company’s initial business combination and (ii) the date of the liquidation of the Company. At the option of FutureTech, upon consummation of a business combination, the FutureTech Convertible Promissory Note may be converted in whole or in part into Conversion Shares. The terms of the Conversion Shares will be identical to those of the Private Placement Shares. In the event that the Company does not consummate a business combination, the FutureTech Convertible Promissory Note will be repaid only from funds held outside of the Trust Account or will be forfeited, eliminated or otherwise forgiven.
On July 13, 2023, the Company issued a press release announcing that an aggregate of $825,000 had been deposited into the Company’s Trust Account, this amount being a loan from the FutureTech Convertible Promissory Note issued on July 11, 2023, in order to extend the period of time it has to consummate a business combination by an additional three months, from then current deadline of July 11, 2023 to October 11, 2023 (the “Extension”).
On August 23, 2023, HoldCo entered into a Subscription Agreement (the “Subscription Agreement”) with FutureTech, pursuant to which, among other things, FutureTech agreed to subscribe for and purchase, and Holdco agreed to issue and sell to FutureTech, 1,800,000 shares of Holdco’s Series A Convertible Preferred Stock, par value $0.0001 per share (the “Preferred Stock”), at a purchase price equal to $10.00 per share (the “Private Offering”) in connection with a financing effort related to the proposed business combination to be effected pursuant to the Merger Agreement. The closing of the Private Offering is contingent upon the concurrent consummation of the Business Combination.
Pursuant to the Merger Agreement, the parties thereto agreed that the obligations of Longevity to consummate the Business Combination are subject to satisfaction or waiver by Longevity of the condition that the aggregate unrestricted cash proceeds available, after giving effect to the payment of certain of the Company’s and Longevity’s transaction expenses, to fund the balance sheet of the Company be at least $30,000,000 (the “Minimum Cash Condition”). On August 29, 2023, Longevity agreed to waive such Minimum Cash Condition irrevocably and unconditionally.
On October 11, 2023, the Company issued another convertible promissory note in the total principal amount of up to $450,000 to FutureTech (“Payee”). The Convertible Promissory Note was issued with an initial principal balance of $50,000, with the remaining $400,000 drawable at the Company’s request and upon the consent of FutureTech prior to the maturity of the Convertible Promissory Note. Such Convertible Promissory Note bears an interest equivalent to the lowest short-term Applicable Federal Rate. Consequently, $150,000 of such amount has been utilized to fund the required payment in order to extend the period of time to consummate a business combination by another month from current deadline of October 11, 2023 to January 11, 2024. Until March 2024, there has been further deposit of an aggregate $150,000 into the Trust Account for extension from January 11, 2024 to April 11, 2024. Upon consummation of a Business Combination, the Payee shall have the option, but not the obligation, to convert up to the total principal amount of this Note, in whole or in part, into Class A ordinary shares in the capital of the Company (each, an “Ordinary Share”), at a conversion price of $10.00 per Ordinary Share. The Ordinary Shares shall be identical to the private placement shares issued to the Sponsor at the time of the Company’s IPO. On December 6, 2023, Registration Statement on Form
S-4
was filed with the SEC with respect to the Business Combination. On January 9, 2024, the shareholders of the Company at an extraordinary general meeting (the “Shareholder Meeting”) approved by way of an ordinary resolution (i) the Business Combination, (ii) the adoption of the Agreement and Plan of Merger, dated as of January 25, 2023 (as amended by the Amendment to and Consent under Agreement and Plan of Merger dated
April
11, 2023, the
“Merger Agreement”), (iii) the Plan of Merger, and (iv) the transactions contemplated by the Merger Agreement (the “Business Combination Proposal”). As of the date of this report, the parties are working expeditiously to complete the remaining conditions to closing the Business Combination.
Liquidity, Capital Resources and Going Concern Consideration
The Company’s liquidity needs prior to the consummation of the IPO had been satisfied through a payment from the Sponsor of $25,000 (see Note 5) for the founder shares and the loan under an unsecured promissory note (the “Promissory Note”) from the Sponsor of up to $400,000 (see Note 5) which was fully repaid on April 12, 2022. Subsequent to the consummation of the IPO and sale of the Private Placement Units on April 11, 2022, a total of $84,150,000 was placed in the Trust Account, and the Company had $1,515,795 of cash held outside of the Trust Account, after payment of costs related to the IPO, and available for working capital purposes. In connection with the IPO, the Company incurred $5,105,315 in transaction costs, consisting of $1,650,000 of underwriting fees, $2,887,500 of deferred underwriting fees and $567,815 of other offering costs.
As of December 31, 2023, the Company had marketable securities held in the Trust Account of $50,477,963. The Company intends to use substantially all of the remaining funds held in the Trust Account (after the redemptions discussed above), including any amounts representing interest earned on the Trust Account (less income taxes payable), to complete the Business Combination. To the extent that the Company’s share capital or debt is used, in whole or in part, as consideration to complete a Business Combination, the remaining proceeds held in the Trust Account will be used as working capital to finance the operations of the target business or businesses, make other acquisitions.
As of December 31, 2023, the Company had cash of $204,464 outside of the Trust Account. If the Company does not complete the Longevity Business Combination, it intends to use the funds held outside the Trust Account primarily to identify and evaluate target businesses, perform business due diligence on prospective target businesses, travel to and from the offices, plants or similar locations of prospective target businesses or their representatives or owners, review corporate documents and material agreements of prospective target businesses, and structure, negotiate and complete a Business Combination.
As described above, on January 25, 2023 and as amended on April 11, 2023, the Company entered into a Merger Agreement, by and among Longevity, Holdco, Denali Merger Sub, Longevity Merger Sub, and the Seller Representative.
As of December 31, 2023, the Company had a working capital deficit of $5,394,540. In order to fund working capital deficiencies or finance transaction costs in connection with a Business Combination, the Sponsor or an affiliate of the Sponsor or certain of the Company’s officers and directors may, but are not obligated to, loan the Company funds as may be required (the “Working Capital Loans”). If the Company completes the initial Business Combination, it would repay such loaned amounts without interest, or, at the lender’s discretion, up to $1.5 million of such Working Capital Loans may be convertible into units of the post Business Combination entity at a price of $10.00 per unit. The units would be identical to the Private Placement Units. In the event that the initial Business Combination does not close, the Company may use a portion of the working capital held outside of the Trust Account to repay such loaned amounts, but no proceeds from the Trust Account would be used for such repayment. On April 11, 2023, the Company issued the Convertible Promissory Note in the total principal amount of up to $825,000 to the Sponsor. The Convertible Promissory Note was issued with an initial principal balance of $412,500, with the remaining $412,500 drawable at the Company’s request prior to the maturity of the Convertible Promissory Note. On July 18, 2023, the Sponsor lent another $80,000 to the Company, resulting in the principal amount of the Convertible Promissory Note being increased to $492,500 and the available borrowing capacity being reduced to $332,500. On October 12, 2023, the Sponsor lent another $150,000 to the Company, resulting in the principal amount of the Sponsor Convertible Promissory Note being increased to $642,500. On December 29, 2023, the Sponsor lent another $200,000 to the Company resulting in the principal amount of the Sponsor Convertible Promissory Note being increased to $842,500. As of
December 31, 2023, there was an amount of $842,500 outstanding under Working Capital Loans in the form of the Convertible Promissory Note issued to Sponsor. Further, an amount of $18,021 with interest at 4.86% on the amount borrowed from the Sponsor was recognized as accrued interest expense - related party as of December 31, 2023.
On July 11, 2023, the Company issued a FutureTech Convertible Promissory Note in the total principal amount of $825,000 to FutureTech and 100% of such amount has been utilized to fund the required payment in order to extend the period of time to consummate a business combination. On October 11, 2023, the Company issued another convertible promissory note in the total principal amount of up to $450,000 to FutureTech. The Convertible Promissory Note was issued with an initial principal balance of $50,000, with the remaining $400,000 drawable at the Company’s request and upon the consent of FutureTech prior to the maturity of the Convertible Promissory Note. Consequently, $50,000 of such amount has been utilized to fund the required payment in order to extend the period of time to consummate a business combination by another month from current deadline of October 11, 2023 to November 11, 2023. Subsequently during the last quarter, $100,000 has been further deposited in the Trust Account for extension to January 11, 2024. Until March 2024, there has been further deposit of an aggregate $150,000 into the Trust Account for extension from January 11, 2024 to April 11, 2024. As of December 31, 2023, there was an amount of $975,000 outstanding in the form of the Convertible Promissory Note issued to FutureTech. Further, amount of $18,878 with interest at 4.80% on amount borrowed from Futuretech for the Extension was recognized as accrued interest expense - others, respectively as of December 31, 2023.
Based on the foregoing, management believes that the Company will not have sufficient working capital and borrowing capacity to meet its needs through the consummation of the initial Business Combination. If the Company is unable to raise additional capital, it may be required to take additional measures to conserve liquidity, which could include, but not necessarily be limited to, curtailing operations, suspending the pursuit of a potential transaction, and reducing overhead expenses. The Company cannot provide any assurance that new financing will be available to it on commercially acceptable terms, if at all.
On January 9, 2024, the shareholders of the Company at an extraordinary general meeting (the “Shareholder Meeting”) approved by way of an ordinary resolution (i) the Business Combination, (ii) Merger Agreement, (iii) the Plan of Merger, and (iv) the transactions contemplated by the Merger Agreement (the “Business Combination Proposal”). As of the date of this report, the parties are working expeditiously to complete the remaining conditions to closing the Business Combination.
In accordance with ASC Subtopic
205-40,
“Presentation of Financial Statements - Going Concern”, the Company has evaluated that there are certain conditions and events, considered in the aggregate, that raise substantial doubt about the Company’s ability to continue as a going concern through July 11, 2024, subject to monthly extensions, the date that the Company will be required to cease all operations, except for the purpose of winding up, if a Business Combination is not consummated. These consolidated financial statements do not include any adjustments relating to the recovery of the recorded assets or the classification of the liabilities that might be necessary should the Company be unable to continue
as a going concern.
Risks and Uncertainties
In February 2022, the Russian Federation and Belarus commenced a military action with the country of Ukraine. As a result of this action, various nations, including the United States, have instituted economic sanctions against the Russian Federation and Belarus. Further, the impact of this action, related sanctions on the world economy and the ongoing hostilities in the Middle East are not determinable as of the date of these consolidated financial statements. The specific impact on the Company’s financial condition, results of operations, and cash flows is also not determinable as of the date
of these consolidated financial statements.